Due to Trust Account, Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Summary of Due to Trust Account Transactions	A summary of due to trust account transactions at March 31, 2024 and 2025 is as follows:

	2024	2025
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥4,659,456	¥3,762,641
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.10%

Components of Other Short-term Borrowings
Other short-term borrowings at March 31, 2024 and 2025 were comprised of the following:

	2024 (As Adjusted)	2025
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,319,959	¥1,527,544
Borrowings from the Bank of Japan	2,171,660	14,995,160
Borrowings from other financial institutions	96,645	175,267
Other(1)	1,168,468	997,078
Total domestic offices	4,756,732	17,695,049
Foreign offices:
Commercial paper	6,160,424	6,707,574
Borrowings from other financial institutions	210,885	219,134
Short-term debentures	101	—
Other	13,725	15,169
Total foreign offices	6,385,135	6,941,877
Total	11,141,867	24,636,926
Less unamortized discount	—	—
Other short-term borrowings—net	¥11,141,867	¥24,636,926
Weighted average interest rate on outstanding balance at end of fiscal year	3.02%	1.58%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.

Components of Long-term Debt
Long-term debt (with original maturities of more than one year) at March 31, 2024 and 2025 was comprised of the following:

	2024 (As Adjusted)	2025
	(in millions)
MUFG:
Obligations under finance leases	¥377	¥726
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2025-2039, principally 1.41%-5.57%	7,672,722	6,419,433
Fixed rate bonds, payable in Euro, due 2028-2033, principally 0.85%-3.56%	566,150	278,616
Fixed rate bonds, payable in other currencies, due 2025-2029, principally 2.73%-4.05% (2)	41,488	30,561
Adjustable rate bonds, payable in Japanese yen, due 2026-2034, principally 0.25%-1.47%	545,200	280,900
Adjustable rate bonds, payable in Euro, due 2027-2032, principally 0.34%-4.64%	538,692	324,160
Adjustable rate borrowings, payable in Japanese yen, due 2029-2037, principally 0.91%-1.86%	245,000	245,000
Floating rate bonds, payable in US dollars, due 2026 , principally 5.79%	249,827	44,856
Floating rate bonds, payable in other currencies, due 2024, principally 5.61% (2)	39,444	—
Total	9,898,523	7,623,526
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2035, principally 0.37%-2.05%	937,805	990,959
Fixed rate bonds, payable in US dollars, no stated maturity, principally 8.20%	117,692	116,997
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Adjustable rate bonds, payable in Japanese yen, due 2030-2035, principally 0.35%-1.57%	963,219	1,005,655
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.85%-2.51%	1,983,789	2,143,532
Adjustable rate borrowings, payable in Japanese yen, due 2032-2034, principally 0.72%-1.28%	34,000	36,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.87%-2.95%	175,675	233,703
Total	4,298,180	4,612,846
Total	14,197,080	12,237,098
MUFG Bank:
Obligations under finance leases	¥4,567	¥4,397
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2027 , principally 2.34%	17,200	8,300
Fixed rate bonds, payable in US dollars, due 2044-2052, principally 0.00%-4.70%	1,060,184	929,501
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	7,346	7,294
Fixed rate borrowings, payable in Japanese yen, due 2025-2029, principally 0.00%-0.26%	20,186,175	2,358,191
Fixed rate borrowings, payable in US dollars, due 2030-2036, principally 2.93%-3.87%	14,332	41,873
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	—	1,442,400
Adjustable rate borrowings, payable in US dollars, due 2024, principally 5.83%	167,308	—
Floating rate borrowings, payable in US dollars, due 2025-2035, principally 0.88%-5.41%	628,297	392,524
Floating rate borrowings, payable in Euro, due 2029-2036, principally 2.59%-3.45%	93,781	80,058
Floating rate borrowings, payable in other currencies, due 2031, principally 2.05% (2)	—	2,512
Total	22,174,623	5,262,653
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	176,000	175,800
Fixed rate borrowings, payable in Japanese yen, due 2025-2026, principally 1.88%-2.24%	41,500	21,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.53%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.96%	15,000	15,000
Total	242,500	222,300
Obligations under loan securitization transaction accounted for as secured borrowings due 2025-2080, principally 0.25%-8.00%	360,081	291,023
Total	22,781,771	5,780,373

	2024 (As Adjusted)	2025
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥21,111	¥16,337
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2051, principally 0.00%-14.30%	1,051,354	977,337
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2025-2036, principally 0.00%-9.50%	59,522	30,185
Fixed rate borrowings, payable in Euro, due 2026-2032, principally 0.00%-0.07%	1,004	5,122
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2025-2029, principally 0.00%-4.70%	336,892	317,394
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2025-2037, principally 0.50%-9.00%(2)	389,260	425,945
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2055, principally 0.00%-27.11%	683,131	622,569
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2025-2032, principally 0.00%-27.50%	150,161	169,131
Adjustable rate bonds and notes, payable in Euro, due 2024, principally 0.10%	170	—
Floating rate borrowings, payable in other currencies, due 2025-2028, principally 6.05%-8.00% (2)	64,086	188,934
Total	2,735,580	2,736,617
Subordinated debt (1):
Fixed rate bonds and notes, payable in Japanese yen, due 2025-2030, principally 1.92%-2.61%	30,000	30,000
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,386	2,049
Fixed rate bonds and notes, payable in Thai baht, due 2031-2034, principally 3.00%-4.30%	253,035	228,800
Floating rate bonds and notes, payable in US dollars, due 2028, principally 11.51%	6,068	4,777
Total	291,489	265,626
Total	3,048,180	3,018,580
Total	40,027,031	21,036,051
Debt issuance cost	¥(14,212)	¥(13,644)
Total	¥40,012,819	¥21,022,407

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as the Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
Summary of Subsequent Maturities of Long-term Debt
The following is a summary of maturities of long-term debt subsequent to March 31, 2025 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2026	¥711,944	¥2,710,628	¥565,632	¥3,988,204
2027	740,039	171,692	545,110	1,456,841
2028	1,469,091	1,064,897	330,881	2,864,869
2029	1,303,139	386,995	231,800	1,921,934
2030	719,399	136,382	83,188	938,969
2031 and thereafter	7,293,486	1,309,779	1,261,969	9,865,234
Total	¥12,237,098	¥5,780,373	¥3,018,580	¥21,036,051